Document And Entity Information	Jun. 23, 2020
Document Information Line Items
Entity Registrant Name	Hexcel Corporation
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000717605
Document Period End Date	Jun. 23, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-8472
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3238
City Area Code	(203)
Local Phone Number	969-0666
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Trading Symbol	HXL
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
Preferred Share Purchase Rights [Member]
Document Information Line Items
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true